Shareholder Report, Average Annual Return (Details) 214250_Kensington Credit Opportunities ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Kensington Credit Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kensington Credit Opportunities ETF NAV
Average Annual Return, Percent	0.36%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.23%